Compensation of Corporate Officers (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Of Corporate Officers [Abstract]
Summary of Compensation Paid to Officers
Compensation paid to the Chairman	Year ended
during the period from January 1, 2019 to September 16, 2019	2018/12/31	2019/12/31	2020/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	1,569	1,338	—
Post-employment pension & medical benefits	—	—	—
Share-based payment transactions	104	109	—
Director fees Genfit Corp (net)	30	22	—
TOTAL	1,703	1,469	—

Compensation paid to the Chief Executive Officer	Year ended
for the period beginning on September 16, 2019	2018/12/31	2019/12/31	2020/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	—	140	534
Post-employment pension & medical benefits	—	—	—
Share-based payment transactions	—	—	41
Director fees Genfit Corp (net)	—	—	—
TOTAL	—	140	575

Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors

The directors' fees and other compensation due and paid to the non executive directors are as follows:

	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*
Attendance fees and other forms of remuneration payable to each of the non executive officer	During the year ended December 31,
(in euros)	2018		2019		2020
Jean-François MOUNEY (1)
Attendance fees	—	—	14,791	633	49,937	49,939
Other remuneration (outside compensation as CEO)	—	—	88,874	88,874	286,469	286,469
Total	—	—	103,665	89,507	336,406	336,408
Xavier GUILLE DES BUTTES
Attendance fees	53,330	41,311	68,016	67,580	85,020	80,660
Other remuneration	—	—	—	—	—	—
Total	53,330	41,311	68,016	67,580	85,020	80,660
Frédéric DESDOUITS
Attendance fees	21,174	17,113	33,136	30,302	53,360	44,640
Other remuneration	—	—	—	—	—	—
Total	21,174	17,113	33,136	30,302	53,360	44,640
BIOTECH AVENIR
Represented by Florence Séjourné
Attendance fees	—	—	—	—	—	—
Other remuneration	—	—	—	—	—	—
Total	—	—	—	—	—	—
Philippe MOONS
Attendance fees	29,704	22,345	36,188	41,202	45,780	41,420
Other remuneration	—	—	—	—	—	—
Total	29,704	22,345	36,188	41,202	45,780	41,420
Anne-Hélène MONSELLATO
Attendance fees	37,075	24,307	44,472	53,410	50,140	45,780
Other remuneration	—	—	—	—	—	—
Total	37,075	24,307	44,472	53,410	50,140	45,780
Catherine LARUE
Attendance fees	21,256	17,985	33,136	28,122	43,600	43,600
Other remuneration	—	—	—	—	—	—
Total	21,256	17,985	33,136	28,122	43,600	43,600
Katherine KALIN
Attendance fees	—	—	—	—	15,805	4,360
Other remuneration	—	—	—	—	—	—
Total	—	—	—	—	15,805	4,360
Eric BACLET
Attendance fees	—	—	—	—	20,165	6,540
Other remuneration	—	—	—	—	—	—
Total	—	—	—	—	20,165	6,540
TOTAL	162,539	123,061	318,613	310,123	650,276	603,408
(1)	The attendance fees and other remuneration for Jean-François Mouney above correspond to amounts due for the period from September 16, 2019 to December 31, 2019 and the full year 2020.